Property & Equipment, Net	12 Months Ended
Oct. 31, 2025
Property & Equipment, Net [Abstract]
PROPERTY & EQUIPMENT, NET

NOTE 8 — PROPERTY & EQUIPMENT, NET

Property and equipment, net comprised of the following:

	October 31, 2025	October 31, 2024
At Cost:
Office furniture	8,856	8,855
Motor vehicle	147,591	147,573
Office equipment	13,189	8,129
Leasehold improvements	265,653	106,775
	435,289	271,332
Less: Accumulated depreciation	(277,290)	(167,372)
Total, net	157,999	103,960

Depreciation expenses was $108,399 and $21,712 for the years ended October 31, 2025 and 2024, respectively.